SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other than Investments in Related Parties

December 31, 2023	Amortized Cost	Fair Value	Amount Reflected on Balance Sheet
	(In Thousands)
U.S. Treasury securities and obligations of U.S. government agencies	$164,278	$166,388	$166,388
Municipal debt securities	678,339	621,130	621,130
Corporate debt securities	1,624,187	1,511,479	1,511,479
Asset-backed securities	52,242	48,211	48,211
Total bonds	2,519,046	2,347,208	2,347,208
Short-term investments	23,816	23,813	23,813
Total investments	$2,542,862	$2,371,021	$2,371,021